Debt and Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2012
Debt And Interest Rate Swap [Abstract]
Debt
Debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rate[1]	2012	2011
Term Loan	3.646%	$318,750	$361,250
Less: Short-term debt		42,500	42,500
Long-term debt		$276,250	$318,750

1	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.